JPMorgan Limited Duration Bond ETF
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 40.0%
Affirm Asset Securitization Trust Series 2024-X2, Class A, 5.22%, 12/17/2029 (a)	1,000,000	1,000,896
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 6.35%, 12/25/2032 (b)	1,037,477	988,622
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	7,104,240	6,915,496
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (a)	3,999,080	3,799,896
Series 2024-SFR1, Class A, 4.29%, 7/17/2041 (a)	4,000,000	3,883,015
Apidos CLO (Cayman Islands) Series 2019-31A, Class A1R, 6.02%, 4/15/2031 (a) (b)	3,643,207	3,648,275
Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028 (a)	804,802	813,646
BA Credit Card Trust Series 2024-A1, Class A, 4.93%, 5/15/2029	4,500,000	4,552,990
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 5.89%, 10/20/2031 (a) (b)	2,767,201	2,768,887
Series 2019-1A, Class A1R, 5.95%, 7/15/2032 (a) (b)	6,163,475	6,174,397
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 5.37%, 1/25/2035 (b)	258,433	262,783
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 5.60%, 12/25/2033 (b)	371,228	374,967
Benefit Street Partners CLO Ltd. (Cayman Islands) Series 2018-14A, Class AR, 5.96%, 10/20/2037 (a) (b)	5,000,000	5,009,065
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033 (a)	817,253	799,253
BSPRT Issuer Ltd. Series 2022-FL8, Class A, 6.31%, 2/15/2037 (a) (b)	4,317,737	4,313,902
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	6,084,095	5,932,618
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	1,180,898	1,199,545
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (a)	6,031,966	5,963,839
BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034 (a)	547,771	542,836
BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 6.12%, 11/15/2037 (a) (b)	4,611,149	4,507,052
CARLYLE US CLO Ltd. (Cayman Islands) Series 2021-1A, Class A1BR, 6.17%, 1/15/2040 (a) (b)	5,000,000	5,000,000
CarMax Auto Owner Trust Series 2022-2, Class A3, 3.49%, 2/16/2027	2,150,078	2,139,490
Carvana Auto Receivables Trust
Series 2020-P1, Class A4, 0.61%, 10/8/2026	377,381	375,250
Series 2023-N4, Class A, 6.42%, 1/10/2028 (a)	2,543,524	2,564,271
Series 2024-P2, Class A3, 5.33%, 7/10/2029	2,250,000	2,277,238
Series 2024-P3, Class A3, 4.26%, 10/10/2029	5,000,000	4,956,096
Series 2024-P3, Class A4, 4.31%, 9/10/2030	4,350,000	4,288,228
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 5.55%, 1/25/2032 (b)	68,034	72,751
CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	2,307,094	2,243,802
Clarus Capital Funding LLC Series 2024-1A, Class A2, 4.71%, 8/20/2032 (a)	2,500,000	2,487,975
CNH Equipment Trust Series 2024-C, Class A4, 4.12%, 3/15/2032	3,585,000	3,537,471
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	414,448	410,711
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	2,446,148	2,374,638
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1, 5.30%, 6/25/2033 (b)	138,229	137,085
Series 2004-S1, Class M2, 5.58%, 2/25/2035 (c)	9,527	9,446
CPS Auto Receivables Trust Series 2024-D, Class A, 4.91%, 6/15/2028 (a)	1,376,675	1,377,711
Credit Acceptance Auto Loan Trust
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	2,375,000	2,416,844
Series 2024-3A, Class A, 4.68%, 9/15/2034 (a)	11,845,000	11,728,444
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	328,303	319,384
Drive Auto Receivables Trust Series 2024-2, Class A3, 4.50%, 9/15/2028	3,460,000	3,446,480
DT Auto Owner Trust Series 2023-1A, Class A, 5.48%, 4/15/2027 (a)	148,782	148,815
Elmwood CLO Ltd. (Cayman Islands) Series 2021-5A, Class AR, 5.93%, 10/15/2037 (a) (b)	5,200,000	5,227,466

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Enterprise Fleet Financing LLC Series 2022-1, Class A2, 3.03%, 1/20/2028 (a)	570,796	568,553
Exeter Automobile Receivables Trust
Series 2024-3A, Class A2, 5.82%, 2/15/2027	2,402,489	2,409,336
Series 2024-5A, Class A3, 4.45%, 3/15/2028	1,750,000	1,744,118
Series 2023-4A, Class C, 6.51%, 8/15/2028	2,500,000	2,540,414
Series 2024-4A, Class A3, 5.28%, 8/15/2030	3,000,000	3,016,048
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 5.75%, 4/25/2032 (b)	40,478	43,994
Series 2002-FF4, Class M1, 6.28%, 2/25/2033 (b)	578,174	502,160
Series 2003-FFH1, Class M2, 7.33%, 9/25/2033 (b)	227,630	207,301
Series 2004-FF8, Class M4, 6.31%, 10/25/2034 (b)	209,013	138,220
FirstKey Homes Trust Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (a)	6,623,832	6,296,129
Foundation Finance Trust
Series 2024-1A, Class A, 5.50%, 12/15/2049 (a)	1,971,370	1,997,885
Series 2024-2A, Class A, 4.60%, 3/15/2050 (a)	4,859,129	4,819,783
FS Rialto (Cayman Islands) Series 2021-FL3, Class A, 5.97%, 11/16/2036 (a) (b)	4,099,390	4,085,756
Galaxy CLO Ltd. (Cayman Islands) Series 2013-15A, Class ARR, 5.89%, 10/15/2030 (a) (b)	569,641	569,610
Generate CLO Ltd. (Cayman Islands) Series 6A, Class AR2, 5.94%, 10/22/2037 (a) (b)	5,000,000	5,011,845
GLS Auto Select Receivables Trust Series 2024-4A, Class A2, 4.43%, 12/17/2029 (a)	1,310,000	1,302,997
GM Financial Automobile Leasing Trust
Series 2024-3, Class A3, 4.21%, 10/20/2027	1,250,000	1,243,966
Series 2024-3, Class A4, 4.22%, 10/20/2028	1,250,000	1,235,859
GMF Floorplan Owner Revolving Trust Series 2024-4A, Class A2, 5.30%, 11/15/2029 (a) (b)	3,000,000	2,999,993
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (a) (b)	1,742,519	1,584,409
Series 2019-1A, Class A, 3.86%, 10/15/2054 ‡ (a)	1,240,151	1,116,730
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	1,085,957	984,579
GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 4.90%, 9/15/2030 (b)	3,913	3,875
Harley-Davidson Motorcycle Trust Series 2024-B, Class A4, 4.28%, 4/15/2032	2,850,000	2,794,139
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	684,531	614,494
Hilton Grand Vacations Trust
Series 2018-AA, Class A, 3.54%, 2/25/2032 (a)	223,780	222,002
Series 2022-2A, Class A, 4.30%, 1/25/2037 (a)	1,306,567	1,283,720
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	551,518	532,726
John Deere Owner Trust Series 2024-C, Class A3, 4.06%, 6/15/2029	6,000,000	5,945,455
LCM Ltd. (Cayman Islands) Series 29A, Class AR, 5.99%, 4/15/2031 (a) (b)	4,081,426	4,089,515
Lendingpoint Asset Securitization Trust Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	408,683	408,039
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (a)	3,000,000	3,003,687
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	438,880	439,785
M&T Equipment Notes Series 2024-1A, Class A2, 4.99%, 8/18/2031 (a)	4,000,000	4,007,237
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	3,000,000	2,849,159
Series 2024-AA, Class A, 5.13%, 9/22/2036 (a)	5,000,000	5,022,818
Mercedes-Benz Auto Lease Trust Series 2024-B, Class A4, 4.22%, 6/17/2030	1,915,000	1,902,517
MF1 Ltd. (Cayman Islands)
Series 2021-FL7, Class A, 5.80%, 10/16/2036 (a) (b)	2,594,774	2,583,274
Series 2022-FL8, Class A, 5.96%, 2/19/2037 (a) (b)	4,836,513	4,823,440
MVW LLC
Series 2024-2A, Class A, 4.43%, 3/20/2042 (a)	2,737,960	2,693,787

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-1A, Class A, 5.32%, 2/20/2043 (a)	1,971,774	1,990,454
New Century Home Equity Loan Trust Series 2003-5, Class AII, 1.07%, 11/25/2033 (b)	94,477	55,734
OCP CLO Ltd. (Cayman Islands) Series 2015-9A, Class A1R2, 5.90%, 1/15/2033 (a) (b)	5,000,000	5,003,815
OneMain Financial Issuance Trust Series 2021-1A, Class A1, 1.55%, 6/16/2036 (a)	5,000,000	4,678,227
Oportun Issuance Trust Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	2,996,035	2,990,209
Pagaya AI Technology in Housing Trust Series 2023-1, Class A, 3.60%, 10/25/2040 (a)	3,500,000	3,285,907
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-3A, Class A1, 5.68%, 7/20/2029 (a) (b)	370,181	370,171
Series 2021-4A, Class A1, 5.72%, 10/15/2029 (a) (b)	1,120,395	1,120,795
Series 2022-2A, Class A1, 5.93%, 10/15/2030 (a) (b)	1,958,793	1,961,141
Series 2024-1A, Class A1, 6.16%, 10/15/2032 (a) (b)	5,000,000	5,004,675
Series 2024-2A, Class A2, 0.00%, 1/15/2033 ‡ (a) (b) (d)	5,000,000	5,000,000
PEAC Solutions Receivables LLC Series 2024-2A, Class A2, 4.74%, 4/20/2027 (a)	1,750,000	1,742,710
Porsche Innovative Lease Owner Trust
Series 2024-2A, Class A3, 4.35%, 10/20/2027 (a)	2,405,000	2,397,723
Series 2024-2A, Class A4, 4.26%, 9/20/2030 (a)	2,835,000	2,819,001
Prestige Auto Receivables Trust Series 2024-2A, Class A2, 4.72%, 2/15/2028 (a)	3,500,000	3,497,372
PRET LLC Series 2021-NPL6, Class A1, 5.49%, 7/25/2051 (a) (c)	955,225	950,863
Progress Residential
Series 2021-SFR1, Class A, 1.05%, 4/17/2038 (a)	3,003,558	2,891,655
Series 2021-SFR4, Class A, 1.56%, 5/17/2038 (a)	4,854,302	4,679,708
Progress Residential Trust
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	4,436,136	4,202,122
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (a)	3,392,478	3,313,376
Series 2024-SFR1, Class A, 3.35%, 2/17/2041 (a)	5,483,843	5,130,701
Series 2024-SFR2, Class A, 3.30%, 4/17/2041 (a)	7,930,000	7,407,810
Series 2024-SFR4, Class A, 3.10%, 7/17/2041 (a)	6,900,000	6,359,843
PRPM LLC Series 2021-10, Class A1, 5.49%, 10/25/2026 (a) (c)	975,804	974,859
RASC Trust Series 2003-KS4, Class MI2, 5.01%, 6/25/2033 (c)	522,587	409,159
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (a)	2,472,059	2,457,007
Santander Drive Auto Receivables Trust Series 2022-4, Class A3, 4.14%, 2/16/2027	81,537	81,510
SBNA Auto Lease Trust Series 2024-C, Class A3, 4.56%, 2/22/2028 (a)	1,000,000	998,794
SCF Equipment Leasing LLC
Series 2022-2A, Class A3, 6.50%, 10/21/2030 (a)	5,497,231	5,560,612
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (a)	1,175,000	1,199,004
Sierra Timeshare Receivables Funding LLC Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	319,349	314,029
SoFi Professional Loan Program Trust
Series 2021-B, Class AFX, 1.14%, 2/15/2047 (a)	2,477,313	2,135,586
Series 2018-B, Class A2FX, 3.34%, 8/25/2047 (a)	354,895	351,189
Structured Asset Investment Loan Trust Series 2003-BC2, Class A3, 5.40%, 4/25/2033 (b)	126	136
Tesla Auto Lease Trust
Series 2024-A, Class B, 5.55%, 5/22/2028 (a)	3,000,000	3,013,968
Series 2024-B, Class A4, 4.88%, 6/20/2028 (a)	6,500,000	6,487,698
Toyota Lease Owner Trust Series 2024-B, Class A3, 4.21%, 9/20/2027 (a)	6,000,000	5,974,872
Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038 (a)	5,959,309	5,697,330
Tricon American Homes Trust Series 2019-SFR1, Class A, 2.75%, 3/17/2038 (a)	3,246,158	3,169,741
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	1,648,974	1,633,648
Series 2024-SFR1, Class A, 4.65%, 4/17/2041 (a)	1,390,000	1,371,138

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Upstart Securitization Trust
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	664,533	662,434
Series 2023-1, Class A, 6.59%, 2/20/2033 (a)	235,583	235,779
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (a)	500,135	495,634
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	2,161,072	2,192,126
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (a) (c)	934,853	930,173
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (a) (c)	343,962	343,274
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (a) (c)	1,563,375	1,560,231
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (c)	1,497,579	1,493,411
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (a) (c)	538,192	537,888
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (a) (c)	916,609	914,628
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (a) (c)	982,006	980,913
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (c)	1,628,155	1,627,978
Volvo Financial Equipment LLC Series 2024-1A, Class A3, 4.29%, 10/16/2028 (a)	3,000,000	2,971,889
Westlake Automobile Receivables Trust
Series 2023-3A, Class A3, 5.82%, 5/17/2027 (a)	4,000,000	4,025,663
Series 2024-3A, Class B, 4.72%, 11/15/2029 (a)	7,480,000	7,468,811
Wingspire Equipment Finance LLC Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	4,000,000	4,003,712
World Omni Auto Receivables Trust Series 2024-A, Class A4, 4.84%, 10/15/2029	2,890,000	2,902,020
Total Asset-Backed Securities (Cost $363,519,853)		360,661,786
Collateralized Mortgage Obligations — 27.1%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.40%, 6/25/2034 (c)	167	164
Series 2004-33, Class 3A3, 4.75%, 12/25/2034 (b)	93,360	88,358
Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	77,167	66,405
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 6.42%, 5/25/2034 (b)	57,781	55,779
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 5.71%, 11/25/2034 (b)	118,223	49,417
CFMT LLC Series 2024-HB15, Class A, 4.00%, 8/25/2034 ‡ (a) (b)	1,836,108	1,802,331
Connecticut Avenue Securities Trust
Series 2021-R03, Class 1M1, 5.58%, 12/25/2041 (a) (b)	1,972,252	1,969,823
Series 2022-R01, Class 1M1, 5.73%, 12/25/2041 (a) (b)	1,348,257	1,347,429
Series 2022-R06, Class 1M1, 7.48%, 5/25/2042 (a) (b)	2,256,345	2,319,355
Series 2022-R07, Class 1M1, 7.68%, 6/25/2042 (a) (b)	3,323,670	3,427,249
Series 2022-R08, Class 1M1, 7.28%, 7/25/2042 (a) (b)	1,367,515	1,402,441
Series 2024-R01, Class 1M1, 5.78%, 1/25/2044 (a) (b)	2,050,074	2,050,075
Series 2024-R02, Class 1M1, 5.83%, 2/25/2044 (a) (b)	1,621,573	1,622,071
Series 2024-R05, Class 2A1, 5.73%, 7/25/2044 (a) (b)	7,360,202	7,355,638
Series 2024-R05, Class 2M1, 5.73%, 7/25/2044 (a) (b)	1,099,497	1,099,836
Series 2024-R06, Class 1A1, 5.88%, 9/25/2044 (a) (b)	5,362,315	5,365,689
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	203,919	202,522
Series 2005-5, Class 1A1, 5.00%, 5/25/2046	456	441
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 7.66%, 10/25/2033 (b)	99,381	97,316
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.40%, 2/25/2020 (b)	18,683	18,114
FHLMC Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	6,430,733	5,780,029
FHLMC STACR REMIC Trust Series 2024-HQA2, Class A1, 5.98%, 8/25/2044 (a) (b)	9,750,000	9,765,490
FHLMC, REMIC
Series 1974, Class ZA, 7.00%, 7/15/2027	5,129	5,146

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 3737, Class DG, 5.00%, 10/15/2030	23,122	23,061
Series 4120, Class KI, IO, 3.00%, 10/15/2032	534,603	28,442
Series 5000, Class CB, 1.25%, 1/25/2035	3,560,996	3,150,029
Series 3300, Class FA, 5.22%, 8/15/2035 (b)	88,700	87,460
Series 3085, Class VS, IF, 9.04%, 12/15/2035 (b)	84,020	97,078
Series 4867, Class WF, 5.73%, 4/15/2037 (b)	5,903,317	5,823,033
Series 4350, Class AF, 5.68%, 12/15/2037 (b)	1,633,549	1,578,896
Series 4350, Class FK, 5.68%, 6/15/2038 (b)	1,819,165	1,759,220
Series 4515, Class FA, 5.70%, 8/15/2038 (b)	837,109	824,016
Series 4350, Class KF, 5.68%, 1/15/2039 (b)	308,873	298,556
Series 4448, Class TF, 5.65%, 5/15/2040 (b)	1,634,739	1,605,350
Series 4480, Class FM, 5.68%, 6/15/2040 (b)	2,428,170	2,344,910
Series 4457, Class KF, 5.68%, 10/15/2040 (b)	3,008,168	2,949,319
Series 4363, Class FA, 5.70%, 9/15/2041 (b)	1,443,915	1,414,439
Series 4413, Class WF, 5.68%, 10/15/2041 (b)	1,062,575	1,028,453
Series 4559, Class AF, 5.83%, 3/15/2042 (b)	889,148	892,861
Series 4074, Class FE, 5.32%, 7/15/2042 (b)	1,157,846	1,138,399
Series 4150, Class F, 5.29%, 1/15/2043 (b)	3,244,359	3,174,630
Series 4161, Class YF, 5.29%, 2/15/2043 (b)	2,341,240	2,291,594
Series 4281, Class FB, 5.47%, 12/15/2043 (b)	1,587,532	1,568,859
Series 4606, Class FL, 5.42%, 12/15/2044 (b)	3,273,668	3,226,087
Series 4594, Class GN, 2.50%, 2/15/2045	1,542,269	1,413,066
Series 5072, Class QC, 1.00%, 10/25/2050	5,004,205	3,929,642
Series 5270, Class FH, 5.68%, 6/25/2052 (b)	3,386,067	3,342,158
FHLMC, STRIPS
Series 343, Class F4, 5.68%, 10/15/2037 (b)	1,514,806	1,486,231
Series 328, Class S4, IF, IO, 0.95%, 2/15/2038 (b)	2,747,198	174,278
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1A, PO, 9/25/2042	37,830	31,780
Series T-54, Class 4A, 4.28%, 2/25/2043 (b)	637,228	603,206
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.96%, 12/25/2034 (b)	73,823	72,205
Flagstar Mortgage Trust Series 2019-2, Class A2, 3.50%, 12/25/2049 (a) (b)	1,233,945	1,104,822
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 4.72%, 2/25/2044 (b)	87,188	85,432
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 5.25%, 3/25/2041 (b)	321,977	311,017
Series 2001-T8, Class A1, 7.50%, 7/25/2041	105,706	106,979
FNMA, REMIC
Series 2013-43, Class YH, 2.50%, 5/25/2033	559,667	529,100
Series 2004-17, Class BF, 5.20%, 1/25/2034 (b)	51,959	51,886
Series 2006-3, Class SB, IF, IO, 1.85%, 7/25/2035 (b)	26,815	148
Series 2006-16, Class HZ, 5.50%, 3/25/2036	95,837	99,047
Series 2006-124, Class FC, 5.20%, 1/25/2037 (b)	451,920	444,584
Series 2007-76, Class ZG, 6.00%, 8/25/2037	117,204	118,925
Series 2014-23, Class FA, 5.63%, 10/25/2039 (b)	7,107,563	6,995,558
Series 2012-38, Class PA, 2.00%, 9/25/2041	697,292	644,755
Series 2012-93, Class ME, 2.50%, 1/25/2042	876,341	818,904
Series 2012-13, Class FA, 5.43%, 2/25/2042 (b)	4,135,826	4,094,583
Series 2012-31, Class FB, 5.40%, 4/25/2042 (b)	3,517,860	3,478,449
Series 2013-23, Class KJ, 2.25%, 5/25/2042	1,364,620	1,249,992

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2012-119, Class FB, 5.20%, 11/25/2042 (b)	2,334,588	2,284,411
Series 2012-139, Class JA, 3.50%, 12/25/2042	1,748,636	1,643,434
Series 2013-6, Class FL, 5.25%, 2/25/2043 (b)	564,153	553,665
Series 2014-49, Class AF, 5.65%, 8/25/2044 (b)	88,613	85,989
Series 2014-58, Class FG, 5.20%, 9/25/2044 (b)	3,960,446	3,902,131
Series 2015-42, Class BF, 5.64%, 6/25/2045 (b)	1,942,461	1,914,531
Series 2016-25, Class LA, 3.00%, 7/25/2045	5,970,561	5,564,829
Series 2016-33, Class JA, 3.00%, 7/25/2045	2,019,936	1,887,321
Series 2015-91, Class AF, 5.70%, 12/25/2045 (b)	1,980,657	2,007,335
Series 2016-58, Class SA, IO, 1.26%, 8/25/2046 (b)	5,496,867	372,564
Series 2017-108, Class PA, 3.00%, 6/25/2047	1,336,638	1,230,088
Series 2017-104, Class LA, 3.00%, 11/25/2047	942,268	854,045
Series 2019-38, Class PC, 3.00%, 2/25/2048	2,092,432	1,946,864
Series 2019-77, Class FP, 5.40%, 1/25/2050 (b)	8,734,122	8,578,353
Series 2014-66, Class WF, 5.68%, 10/25/2054 (b)	831,384	836,613
Series 2019-74, Class BF, 5.40%, 12/25/2059 (b)	4,162,667	4,091,537
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 4.20%, 10/25/2042 (b)	296,949	291,002
Series 2003-W15, Class 3A, 4.83%, 12/25/2042 (b)	322,448	309,468
Series 2003-W1, Class 2A, 5.25%, 12/25/2042 (b)	98,579	97,884
Series 2009-W1, Class A, 6.00%, 12/25/2049	94,772	97,354
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	1,054,918	1,047,786
Series 2010-166, Class GP, 3.00%, 4/20/2039	54,847	54,578
Series 2012-61, Class FM, 5.12%, 5/16/2042 (b)	3,143,665	3,108,420
Series 2023-24, Class FD, 5.46%, 2/20/2053 (b)	13,164,903	12,964,581
Series 2012-H21, Class FA, 5.47%, 7/20/2062 (b)	450,839	449,966
Series 2012-H29, Class FA, 5.49%, 10/20/2062 (b)	353,514	353,091
Series 2013-H16, Class FA, 5.51%, 7/20/2063 (b)	1,116,311	1,115,191
Series 2014-H07, Class FC, 5.57%, 5/20/2064 (b)	7,024,959	7,024,777
Series 2014-H11, Class JA, 5.47%, 6/20/2064 (b)	1,216,963	1,214,653
Series 2014-H17, Class FM, 5.79%, 8/20/2064 (b)	4,799,652	4,792,161
Series 2015-H03, Class FD, 5.61%, 1/20/2065 (b)	2,746,067	2,740,365
Series 2015-H04, Class FL, 5.78%, 2/20/2065 (b)	3,912,743	3,907,221
Series 2015-H12, Class FJ, 5.40%, 5/20/2065 (b)	1,843,546	1,839,708
Series 2015-H14, Class FB, 5.40%, 5/20/2065 (b)	1,602,355	1,598,383
Series 2015-H12, Class FA, 5.45%, 5/20/2065 (b)	2,708,893	2,705,611
Series 2015-H15, Class FB, 5.57%, 6/20/2065 (b)	3,950,755	3,942,205
Series 2015-H19, Class FN, 5.41%, 7/20/2065 (b)	4,132,751	4,124,854
Series 2015-H23, Class TA, 5.44%, 9/20/2065 (b)	7,041,077	7,031,028
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	337,725	323,633
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	59,473	58,558
Impac CMB Trust
Series 2004-6, Class 1A2, 5.48%, 10/25/2034 (b)	18,219	18,154
Series 2005-5, Class A1, 5.34%, 8/25/2035 (b)	254,741	239,534
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 4.01%, 3/25/2037 (b)	190,525	146,587
JPMorgan Mortgage Trust Series 2003-A1, Class 1A1, 5.54%, 10/25/2033 (b)	10,633	10,005
LHOME Mortgage Trust Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (a) (c)	3,000,000	3,008,874

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.90%, 4/21/2034 (b)	44,993	43,728
Series 2004-13, Class 3A7B, 6.28%, 11/21/2034 (b)	148,004	140,668
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 5.10%, 2/25/2033 (b)	31,685	30,522
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
Series 2002-TBC1, Class B1, 5.72%, 9/15/2030 (b)	5,915	5,576
Series 2002-TBC1, Class B2, 6.12%, 9/15/2030 (b)	232	106
Series 2001-TBC1, Class B1, 5.60%, 11/15/2031 (b)	40,845	38,233
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 5.36%, 9/25/2029 (b)	11,228	11,370
Series 2004-1, Class 2A3, 5.85%, 12/25/2034 (b)	50,764	46,317
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (b)	475,814	449,195
Series 2018-1A, Class A, 3.75%, 3/25/2057 (a) (b)	1,557,475	1,488,348
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 5.96%, 3/25/2033 (b)	31,215	27,299
Series 2003-HYB1, Class B1, 5.96%, 3/25/2033 (b)	27,809	14,877
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.64%, 4/25/2034 (b)	484,491	463,497
Series 2004-5AR, Class 3A3, 5.87%, 7/25/2034 (b)	59,886	58,935
Series 2004-5AR, Class 3A5, 5.87%, 7/25/2034 (b)	337,483	335,459
Series 2004-11AR, Class 1A2A, 5.01%, 1/25/2035 (b)	146,438	137,744
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 5.57%, 8/15/2032 (b)	21,278	20,388
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 5.15%, 2/25/2035 (a) (b)	463,808	373,467
New Residential Mortgage Loan Trust
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (c)	3,960,000	3,910,921
Series 2018-4A, Class A1S, 5.45%, 1/25/2048 (a) (b)	886,569	871,672
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033 (c)	113,817	113,966
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (c)	1,055,000	1,043,309
OBX Trust Series 2024-NQM15, Class A1, 5.32%, 10/25/2064 (a) (c)	2,861,775	2,856,635
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (a) (b)	1,951,039	1,834,829
Prime Mortgage Trust Series 2005-2, Class 2A1, 5.73%, 10/25/2032 (b)	152,410	152,187
PRPM LLC Series 2020-6, Class A1, 6.36%, 11/25/2025 (a) (c)	1,544,629	1,546,539
RFMSI Trust
Series 2005-SA2, Class 2A2, 6.31%, 6/25/2035 (b)	273,982	261,551
Series 2006-SA4, Class 2A1, 5.72%, 11/25/2036 (b)	124,439	102,753
Seasoned Loans Structured Transaction Trust Series 2024-2, Class VF, 5.98%, 10/25/2034 (a) (b)	8,958,528	8,958,488
Sequoia Mortgage Trust
Series 11, Class A, 5.62%, 12/20/2032 (b)	5,931	5,237
Series 2003-3, Class A2, 6.40%, 7/20/2033 (b)	29,771	27,009
Series 2004-11, Class A2, 5.50%, 12/20/2034 (b)	216,805	191,097
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 5.42%, 3/19/2034 (b)	21,443	20,106
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 5.47%, 7/19/2032 (b)	94,410	69,893
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 6.82%, 7/25/2033 (b)	228,010	220,813
Series 2003-40A, Class 4A, 7.50%, 1/25/2034 (b)	91,161	86,337
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 3.12%, 12/25/2044 (b)	1,191,034	1,061,939
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 (a) (b)	2,582,517	2,413,569

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 5.71%, 6/25/2034 (b)	206,666	191,175
Series 2004-AR11, Class A, 6.96%, 10/25/2034 (b)	98,845	96,272
Total Collateralized Mortgage Obligations (Cost $250,232,729)		244,473,925
Mortgage-Backed Securities — 14.4%
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	547,990	534,658
FHLMC UMBS, 30 Year
Pool # RA2459, 4.00%, 4/1/2050	4,675,068	4,426,137
Pool # RA2904, 3.00%, 6/1/2050	4,276,625	3,797,171
Pool # RA2970, 2.50%, 7/1/2050	4,950,876	4,186,375
Pool # SD1787, 5.00%, 10/1/2052	3,075,625	3,087,775
Pool # SD8277, 5.50%, 12/1/2052	4,242,333	4,248,169
Pool # QF9638, 5.00%, 3/1/2053	7,917,747	7,795,552
Pool # SD5658, 5.50%, 6/1/2054	5,446,288	5,468,488
Pool # RJ1658, 6.00%, 6/1/2054	5,713,115	5,786,549
Pool # SD6799, 6.00%, 10/1/2054	13,540,660	13,775,245
FNMA UMBS, 15 Year Pool # AD1969, 4.00%, 2/1/2025	11,944	11,896
FNMA UMBS, 20 Year
Pool # MA1338, 3.00%, 2/1/2033	695,600	657,379
Pool # MA1401, 3.00%, 4/1/2033	272,868	258,815
Pool # MA1490, 3.00%, 7/1/2033	908,623	860,145
FNMA UMBS, 30 Year
Pool # 995724, 6.00%, 4/1/2039	122,392	127,764
Pool # AD0588, 5.00%, 12/1/2039	579,836	587,009
Pool # AD9721, 5.50%, 8/1/2040	162,933	163,621
Pool # BM3048, 4.00%, 10/1/2042	2,751,701	2,649,437
Pool # AS4592, 4.00%, 2/1/2045	4,873,141	4,637,722
Pool # BM5560, 4.00%, 1/1/2046	3,101,571	2,985,065
Pool # CA0411, 4.00%, 9/1/2047	3,042,500	2,914,574
Pool # CA2489, 4.50%, 10/1/2048	532,545	512,083
Pool # BP7345, 3.00%, 6/1/2050	5,951,296	5,274,340
Pool # BQ7436, 3.00%, 9/1/2051	3,697,689	3,236,871
Pool # BQ7454, 3.00%, 12/1/2051	5,523,683	4,847,271
Pool # FS2898, 4.50%, 9/1/2052	5,006,114	4,817,657
Pool # CB4630, 5.50%, 9/1/2052	7,118,923	7,167,304
Pool # FS3051, 5.00%, 10/1/2052	3,188,234	3,206,575
Pool # CB4839, 5.50%, 10/1/2052	3,359,730	3,377,247
Pool # CB5027, 5.50%, 11/1/2052	6,511,763	6,526,256
Pool # BU5096, 6.00%, 9/1/2054 (d)	4,757,755	4,841,222
FNMA, Other
Pool # BK7908, 4.00%, 11/1/2048	254,962	238,257
Pool # BF0769, 4.50%, 9/1/2063	4,848,648	4,676,279
GNMA II, 30 Year Pool # CG5224, 3.50%, 8/20/2051	8,531,085	7,698,975
GNMA II, Other Pool # 787496, 6.00%, 7/20/2064	4,717,226	4,726,461
Total Mortgage-Backed Securities (Cost $137,890,937)		130,106,344

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — 9.6%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (a) (b)	1,728,673	1,602,422
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class A, 3.22%, 4/14/2033 (a)	3,500,000	3,461,907
BANK Series 2021-BN35, Class A2, 1.87%, 6/15/2064	2,650,000	2,410,676
Bayview Commercial Asset Trust
Series 2005-2A, Class A2, 5.23%, 8/25/2035 (a) (b)	322,584	311,621
Series 2005-2A, Class M1, 5.35%, 8/25/2035 (a) (b)	64,427	61,902
Series 2007-3, Class A2, 5.14%, 7/25/2037 (a) (b)	299,519	281,488
BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	1,000,000	941,042
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036 (a)	442,484	431,609
BHMS Series 2018-ATLS, Class A, 6.16%, 7/15/2035 (a) (b)	6,000,000	5,997,245
BX
Series 2021-MFM1, Class A, 5.42%, 1/15/2034 (a) (b)	1,523,987	1,522,082
Series 2024-PALM, Class A, 6.15%, 6/15/2037 (a) (b)	5,000,000	5,006,250
BX Trust
Series 2021-BXMF, Class A, 5.36%, 10/15/2026 (a) (b)	6,464,208	6,431,887
Series 2021-LBA, Class AJV, 5.52%, 2/15/2036 (a) (b)	6,500,000	6,498,065
COMM Mortgage Trust Series 2024-CBM, Class A1, 5.66%, 12/10/2041 (a) (b) (d)	7,000,000	7,008,080
Commercial Mortgage Trust Series 2020-CBM, Class A1, 2.31%, 2/10/2037 (a) (b)	6,000,000	5,955,328
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 6.73%, 1/25/2051 (a) (b)	140,623	139,893
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q007, Class APT2, 7.41%, 10/25/2047 (b)	869,251	870,393
Series Q013, Class APT1, 2.70%, 5/25/2050 (b)	2,044,007	2,029,209
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class A, 6.85%, 10/15/2039 (a) (b)	3,000,000	2,997,188
OAKST Commercial Mortgage Trust Series 2023-NLP, Class A, 6.30%, 3/15/2040 (a) (b)	2,000,000	2,022,683
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (a)	5,000,000	4,393,283
ONE Mortgage Trust Series 2021-PARK, Class A, 5.42%, 3/15/2036 (a) (b)	7,000,000	6,895,000
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	2,380,000	2,387,093
SDR Commercial Mortgage Trust Series 2024-DSNY, Class A, 6.00%, 5/15/2039 (a) (b)	5,000,000	4,981,253
SMR Mortgage Trust Series 2022-IND, Class A, 6.26%, 2/15/2039 (a) (b)	7,325,417	7,234,824
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 6.38%, 11/15/2036 (a) (b)	2,300,000	2,281,352
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	36,602	36,236
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 5.87%, 2/15/2040 (a) (b)	2,158,874	2,145,782
Total Commercial Mortgage-Backed Securities (Cost $87,606,878)		86,335,793
Corporate Bonds — 3.1%
Banks — 1.4%
BNP Paribas SA (France) (SOFR + 1.00%), 1.32%, 1/13/2027 (a) (e)	6,470,000	6,206,128
Sumitomo Mitsui Financial Group, Inc. (Japan) 0.95%, 1/12/2026	2,900,000	2,783,266
Truist Financial Corp. 1.20%, 8/5/2025	4,000,000	3,908,132
		12,897,526
Capital Markets — 0.5%
UBS AG (Switzerland) 7.95%, 1/9/2025	4,000,000	4,010,864
Diversified Telecommunication Services — 0.4%
AT&T, Inc. 1.65%, 2/1/2028	4,335,000	3,957,147
Independent Power and Renewable Electricity Producers — 0.2%
Southern Power Co. 0.90%, 1/15/2026	1,780,000	1,705,884

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — 0.6%
Protective Life Global Funding 1.17%, 7/15/2025 (a)	5,190,000	5,083,253
Total Corporate Bonds (Cost $28,670,585)		27,654,674
	SHARES
Short-Term Investments — 7.4%
Investment Companies — 7.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.69% (f) (g) (Cost $66,373,868)	66,360,270	66,386,814
Total Investments — 101.6% (Cost $934,294,850)		915,619,336
Liabilities in Excess of Other Assets — (1.6)%		(14,716,988)
NET ASSETS — 100.0%		900,902,348

Percentages indicated are based on net assets.

Abbreviations
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2024.

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$338,265,572	$22,396,214	$360,661,786
Collateralized Mortgage Obligations	—	242,671,594	1,802,331	244,473,925
Commercial Mortgage-Backed Securities	—	86,335,793	—	86,335,793
Corporate Bonds	—	27,654,674	—	27,654,674
Mortgage-Backed Securities	—	130,106,344	—	130,106,344
Short-Term Investments
Investment Companies	66,386,814	—	—	66,386,814
Total Investments in Securities	$66,386,814	$825,033,977	$24,198,545	$915,619,336
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2024
Investments in Securities:
Asset-Backed Securities	$13,893,620	$—	$216,136	$7,251	$12,449,840	$(4,170,633)	$—	$—	$22,396,214
Collateralized Mortgage Obligations	—	—	437	941	2,050,030	(249,077)	—	—	1,802,331
Total	$13,893,620	$—	$216,573	$8,192	$14,499,870	$(4,419,710)	$—	$—	$24,198,545

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2024, which were valued using significant unobservable inputs (level 3) amounted to $113,949.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$17,396,214	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (1.80%)
			Yield (Discount Rate of Cash Flows)	5.52% - 6.44% (5.84%)

Asset-Backed Securities	17,396,214
Total	$17,396,214

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2024, the value of these investments was $6,802,331. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.69% (a) (b)	$71,408,011	$340,622,175	$345,643,605	$(8,581)	$8,814	$66,386,814	66,360,270	$2,788,324	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.